COSTS AND ESTIMATED EARNINGS ON UNCOMPLETED CONTRACTS	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017
Contractors [Abstract]
COSTS AND ESTIMATED EARNINGS ON UNCOMPLETED CONTRACTS
NOTE 6 — COSTS AND ESTIMATED EARNINGS ON UNCOMPLETED CONTRACTS
The asset, “Costs and estimated earnings in excess of billings on uncompleted contracts”, represents revenue recognized in excess of amounts billed. The liability, “Billings in excess of costs and estimated earnings on uncompleted contracts”, represents billings in excess of revenue recognized. Costs and estimated earnings on uncompleted contracts consist of the following at July 31, 2017 and April 30, 2017:
	July 31, 2017	April 30, 2017
Costs incurred on uncompleted contracts	$17,191,287	$16,362,011
Estimated contract earnings	3,849,901	3,714,584
	21,041,188	20,076,595
Less: Billings to date	23,618,114	21,771,566
Total	$(2,576,926)	$(1,694,971)
Costs and estimated earnings in excess of billings on uncompleted contracts	$334,956	$410,826
Billings in excess of cost and estimated earnings on uncompleted contracts	2,911,882	2,105,797
Total	$(2,576,926)	$(1,694,971)
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Revisions in the estimated gross profits on contracts and contract amounts are made in the period in which circumstances requiring the revisions become known. Although management believes it has established adequate procedures for estimating costs to complete on open contracts, it is at least reasonably possible that additional significant costs could occur on contracts prior to completion.

NOTE 5 — COSTS AND ESTIMATED EARNINGS ON UNCOMPLETED CONTRACTS

The asset, “Costs and estimated earnings in excess of billings on uncompleted contracts”, represents revenue recognized in excess of amounts billed. The liability, “Billings in excess of costs and estimated earnings on uncompleted contracts”, represents billings in excess of revenue recognized. Costs and estimated earnings on uncompleted contracts consist of the following at April 30, 2017 and 2016:

	April 30, 2017	April 30, 2016

Costs incurred on uncompleted contracts	$16,362,011	$28,884,776
Estimated contract earnings	3,714,584	4,367,463
	20,076,595	33,252,239
Less: Billings to date	21,771,566	34,253,318
Total	$(1,694,971)	$(1,001,079)
Costs and estimated earnings in excess of billings on uncompleted contracts	$410,826	$357,210
Billings in excess of cost and estimated earnings on uncompleted contracts	2,105,797	1,358,289
Total	$(1,694,971)	$(1,001,079)

Revisions in the estimated gross profits on contracts and contract amounts are made in the period in which circumstances requiring the revisions become known. Although management believes it has established adequate procedures for estimating costs to complete on open contracts, it is at least reasonably possible that additional significant costs could occur on contracts prior to completion.